Marketable securities (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Net fair value adjustment from marketable securities	kr 1,900	kr (2,100)	kr 800
Finance income	41,211	2,022	14,655
Financial expenses paid	kr 15,781	kr 49,314	kr 3,390